================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment: [_]; Amendment No. ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allianz Global Investors Capital LLC
Address: 600 W. Broadway, Suite 2900, San Diego, CA 92101

Form 13F File Number: 28-13991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kellie E. Davidson
Title:   Assistant Secretary
Phone:   (949) 219-2200


Signature, Place, and Date of Signing:

/s/ Kellie E. Davidson     Newport Beach, California      February 9, 2012
_______________________    _________________________    ____________________
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number:      Name:

    28-2701                    Allianz Asset Management of America L.P.

================================================================================